PREPAID EXPENSES AND OTHER ASSETS - Schedule of prepaid expenses and other assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
PREPAID EXPENSES AND OTHER ASSETS
Advances to suppliers	¥ 139,306		¥ 106,666
Other receivables	44,697		48,322
Prepayment for equipment	15,976		18,493
Lease hold improvement	5,234		6,643
Expected return assets	1,351		3,189
Other current assets			135
Total	206,564		183,448
Less: non-current portion	(22,856)	$ (3,314)	(27,321)
Prepaid expenses and other assets-current portion	¥ 183,708	$ 26,636	¥ 156,127